Commitments and Contingencies - Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Fixed lease cost	$ 44,812	$ 44,812	$ 134,435	$ 179,246	$ 179,246	$ 88,002
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease terms	2 years 10 months 24 days		2 years 10 months 24 days		3 years 8 months 12 days
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease terms	5 years 3 months 18 days		5 years 3 months 18 days		6 years